Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following are the restated Consolidated Statements of Operations:

ICON plc
CONSOLIDATED STATEMENTS OF OPERATIONS

	Year ended December 31,
	2024			2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands, except share and per share data)
Revenue	$8,281,676	$(92,686)	$8,188,990	$8,120,176	$(65,250)	$8,054,926

Costs and expenses:
Direct costs	5,845,319	(27,258)	5,818,061	5,719,949	(13,762)	5,706,187
Selling, general and administrative	728,348	—	728,348	768,559	—	768,559
Depreciation and amortization	488,500	—	488,500	585,950	—	585,950
Transaction and integration related	29,574	—	29,574	44,176	—	44,176
Restructuring	92,123	—	92,123	45,390	—	45,390
Total costs and expenses	7,183,864	(27,258)	7,156,606	7,164,024	(13,762)	7,150,262

Income from operations	1,097,812	(65,428)	1,032,384	956,152	(51,488)	904,664
Interest income	8,609	—	8,609	5,014	—	5,014
Interest expense	(237,237)	—	(237,237)	(336,699)	—	(336,699)

Income before income tax expense	869,184	(65,428)	803,756	624,467	(51,488)	572,979
Income tax expense	(77,710)	13,080	(64,630)	(11,749)	(6,639)	(18,388)

Income before share of losses from equity method investments	791,474	(52,348)	739,126	612,718	(58,127)	554,591
Share of losses from equity method investments	—	—	—	(383)	—	(383)
Net income	$791,474	$(52,348)	$739,126	$612,335	$(58,127)	$554,208

Net income per ordinary share:

Basic	$9.60		$8.96	$7.46		$6.75
Diluted	$9.53		$8.90	$7.40		$6.70

Weighted average number of ordinary shares outstanding:

Basic	82,482,764		82,482,764	82,101,813		82,101,813
Diluted	83,032,424		83,032,424	82,717,640		82,717,640

The following are the restated Consolidated Statements of Comprehensive Income:

ICON plc
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2024			2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
Net income	791,474	(52,348)	739,126	612,335	(58,127)	554,208
Other comprehensive income, net of tax:
Currency translation adjustment	(84,927)	—	(84,927)	26,221	—	26,221
Remeasurement of retirement benefit obligations	(6,077)	—	(6,077)	244	—	244
Movement on cash flow hedge	4,581	—	4,581	1,567	—	1,567
Total comprehensive income	$705,051	$(52,348)	$652,703	$640,367	$(58,127)	$582,240
The following are the restated Consolidated Balance Sheets:

ICON plc
CONSOLIDATED BALANCE SHEETS

	December 31, 2024			December 31, 2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$538,785	$—	$538,785	$378,102	$—	$378,102
Available for sale investments	—	—	—	1,954	—	1,954
Accounts receivable, net of allowance for credit losses	1,401,989	(9,225)	1,392,764	1,790,322	(25,918)	1,764,404
Unbilled revenue	1,286,274	(246,100)	1,040,174	951,936	(98,355)	853,581
Other receivables	79,487	—	79,487	65,797	—	65,797
Prepayments and other current assets	140,435	—	140,435	132,105	—	132,105
Income taxes receivable	83,523	—	83,523	91,254	—	91,254
Total current assets	$3,530,493	$(255,325)	$3,275,168	$3,411,470	$(124,273)	$3,287,197

Non-current assets:
Property, plant and equipment, net	382,879	—	382,879	361,184	—	361,184
Goodwill	9,051,410	—	9,051,410	9,022,075	—	9,022,075
Intangible assets, net	3,559,792	—	3,559,792	3,855,865	—	3,855,865
Operating right-of-use assets	147,602	—	147,602	140,333	—	140,333
Other receivables	72,796	—	72,796	78,470	—	78,470
Income taxes receivable	—	11,395	11,395	—	—	—
Deferred tax asset	74,758	1,074	75,832	73,662	(807)	72,855
Investments in equity	57,948	—	57,948	46,804	—	46,804
Total Assets	$16,877,678	$(242,856)	$16,634,822	$16,989,863	$(125,080)	$16,864,783

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	173,025	—	173,025	131,584	—	131,584
Unearned revenue	1,614,758	(147,087)	1,467,671	1,654,507	(88,043)	1,566,464
Other liabilities	923,603	(13,827)	909,776	915,399	(7,248)	908,151
Income taxes payable	55,258	—	55,258	13,968	—	13,968
Current bank credit lines, loan facilities and notes	29,762	—	29,762	110,150	—	110,150
Total current liabilities	$2,796,406	$(160,914)	$2,635,492	$2,825,608	$(95,291)	$2,730,317

Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	3,396,398	—	3,396,398	3,665,439	—	3,665,439
Lease liabilities	140,085	—	140,085	126,321	—	126,321
Non-current other liabilities	83,470	(752)	82,718	45,998	(752)	45,246
Non-current income taxes payable	125,834	1,710	127,544	186,654	1,052	187,706
Deferred tax liability	812,486	(1,255)	811,231	899,100	(792)	898,308
Commitments and contingencies	—	—	—	—	—	—
Total Liabilities	$7,354,679	$(161,211)	$7,193,468	$7,749,120	$(95,783)	$7,653,337
ICON plc
CONSOLIDATED BALANCE SHEETS

	December 31, 2024			December 31, 2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
Shareholders' Equity:
Ordinary shares par value 6 euro cents per share; 100,000,000 shares authorized
80,756,860 shares issued and outstanding at December 31, 2024, (2023: 82,495,086)	6,586	—	6,586	6,699	—	6,699
Additional paid-in capital	7,020,231	—	7,020,231	6,942,669	—	6,942,669
Other undenominated capital	1,304	—	1,304	1,162	—	1,162
Accumulated other comprehensive loss	(229,929)	—	(229,929)	(143,506)	—	(143,506)
Retained earnings	2,724,807	(81,645)	2,643,162	2,433,719	(29,297)	2,404,422
Total Shareholders' Equity	$9,522,999	$(81,645)	$9,441,354	$9,240,743	$(29,297)	$9,211,446
Total Liabilities and Shareholders’ Equity	$16,877,678	$(242,856)	$16,634,822	$16,989,863	$(125,080)	$16,864,783
The following are the restated Consolidated Statements of Cash Flows:

ICON plc
CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2024			2023
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
	(in thousands)
Cash flows provided by operating activities:
Net income	$791,474	$(52,348)	$739,126	$612,335	$(58,127)	$554,208

Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	488,500	—	488,500	585,950	—	585,950
Impairment of operating right-of-use assets and related property, plant and equipment	15,731	—	15,731	8,686	—	8,686
Reduction in carrying value of operating right-of-use assets	39,787	—	39,787	41,546	—	41,546
Loss on equity method investments	—	—	—	383	—	383
Acquisition-related gain	—	—	—	(6,160)	—	(6,160)
Amortization of financing costs and debt discount	23,533	—	23,533	16,402	—	16,402
Stock compensation expense	45,870	—	45,870	55,667	—	55,667
Deferred tax benefit	(100,542)	(2,344)	(102,886)	(85,403)	15	(85,388)
Unrealized foreign exchange movements	6,911	—	6,911	19,706	—	19,706
Other non-cash items	31,900	—	31,900	24,332	—	24,332
Changes in operating assets and liabilities:
Accounts receivable	349,309	(16,693)	332,616	(83,296)	25,918	(57,378)
Unbilled revenue	(339,921)	147,745	(192,176)	4,716	113,612	118,328
Unearned revenue	(37,743)	(59,044)	(96,787)	134,566	(88,043)	46,523
Other net assets	(28,157)	(17,316)	(45,473)	(168,403)	6,625	(161,778)
Net cash provided by operating activities	1,286,652	—	1,286,652	1,161,027	—	1,161,027

Cash flows used in investing activities:
Purchase of property, plant and equipment	(168,060)	—	(168,060)	(140,692)	—	(140,692)
Purchase of subsidiary undertakings (net of cash acquired)	(84,159)	—	(84,159)	(71,766)	—	(71,766)
Movement of available for sale investments	—	—	—	(241)	—	(241)
Proceeds from investments in equity	2,690	—	2,690	—	—	—
Purchase of investments in equity	(17,261)	—	(17,261)	(13,954)	—	(13,954)
Net cash used in investing activities	(266,790)	—	(266,790)	(226,653)	—	(226,653)

Cash flows used in financing activities:
Debt issue costs	(12,679)	—	(12,679)	—	—	—
Drawdown of credit lines and loan facilities	2,317,480	—	2,317,480	370,000	—	370,000
Repayment of credit lines and loan facilities	(2,677,763)	—	(2,677,763)	(1,265,000)	—	(1,265,000)
Proceeds from exercise of equity compensation	36,187	—	36,187	50,973	—	50,973
Share issue costs	(22)	—	(22)	(16)	—	(16)
Repurchase of ordinary shares	(499,998)	—	(499,998)	—	—	—
Share repurchase costs	(388)	—	(388)	—	—	—
Net cash used in financing activities	(837,183)	—	(837,183)	(844,043)	—	(844,043)

Effect of exchange rate movements on cash	(21,996)	—	(21,996)	(997)	—	(997)
Net increase in cash and cash equivalents	160,683	—	160,683	89,334	—	89,334
Cash and cash equivalents at beginning of year	378,102	—	378,102	288,768	—	288,768
Cash and cash equivalents at end of year	$538,785	$—	$538,785	$378,102	$—	$378,102